Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Deferred Compensation, Share-based Payments [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and Performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,078,722
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 44.74
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	303,863	504,580	570,359
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	190,010
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(373,522)
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(41,807)
Granted weighted average grant date fair value, in USD per share	$ 58.32	$ 44.63	$ 42.29
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 47.33
Forfeited Weighted Average Grant Date Fair Value, [in USD per share]	$ 49.08
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,157,266	1,078,722
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 49.39	$ 44.74
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and Performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	190,010
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010	114,440
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(190,010)
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Granted weighted average grant date fair value, in USD per share	$ 77.53	$ 57.37	$ 43.44
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 0
Forfeited Weighted Average Grant Date Fair Value, [in USD per share]	$ 0
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 77.53	$ 57.37